UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1. Schedule of Investments.

ALPS | Alerian MLP Infrastructure Index Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (99.28%)
Gathering & Processing (25.87%)
Oil & Gas (1.46%)
Antero Midstream Partners LP	19,531	$654,679

Pipelines (24.41%)
DCP Midstream LP	25,923	1,007,627
EnLink Midstream Partners LP	44,695	801,381
MPLX LP	76,475	2,894,579
ONEOK Partners LP	45,292	1,953,897
Western Gas Partners LP	22,299	1,368,713
Williams Partners LP	71,345	2,927,999
		10,954,196

TOTAL GATHERING & PROCESSING		11,608,875

Pipeline Transportation | Natural Gas (28.44%)
Pipelines (28.44%)
Boardwalk Pipeline Partners LP	35,644	657,988
Energy Transfer Partners LP	117,050	4,465,457
Enterprise Products Partners LP	158,538	4,491,382
EQT Midstream Partners LP	16,804	1,315,081
Spectra Energy Partners LP	21,583	978,573
TC PipeLines LP	14,286	858,303
		12,766,784

TOTAL PIPELINE TRANSPORTATION | NATURAL GAS		12,766,784

Pipeline Transportation | Petroleum (44.97%)
Pipelines (44.97%)
Buckeye Partners LP	40,018	2,789,655
Enbridge Energy Partners LP	61,752	1,196,136
Genesis Energy LP	29,455	1,068,333
Magellan Midstream Partners LP	59,363	4,750,821
NGL Energy Partners LP	28,168	688,708
NuStar Energy LP	18,622	1,029,983
Phillips 66 Partners LP	12,289	690,273
Plains All American Pipeline LP	113,259	3,555,200
Shell Midstream Partners LP	25,284	820,971
Sunoco Logistics Partners LP	72,814	1,858,213
Tallgrass Energy Partners LP	12,091	598,263
Tesoro Logistics LP	19,690	1,139,657
		20,186,213

TOTAL PIPELINE TRANSPORTATION | PETROLEUM		20,186,213

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $35,573,889)		44,561,872

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.70%)
Money Market Fund (1.70%)
State Street Institutional Treasury Plus Money Market Fund	0.424%	762,892	$762,892

TOTAL SHORT TERM INVESTMENTS (Cost $762,892)			762,892

TOTAL INVESTMENTS (100.98%) (Cost $36,336,781)			$45,324,764

Liabilities In Excess Of Other Assets (-0.98%)			(440,405)

NET ASSETS (100.00%)			$44,884,359

ALPS|CoreCommodity Management
CompleteCommodities® Strategy Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (28.07%)
Argentina (0.14%)
Adecoagro SA(a)	42,714	$494,201
YPF SA, Sponsored ADR	11,865	257,115
		751,316

Australia (1.20%)
Alumina, Ltd.	306,469	450,907
BHP Billiton, Ltd.	3,582	72,370
BlueScope Steel, Ltd.	27,028	229,783
Fortescue Metals Group, Ltd.	71,255	359,905
GrainCorp, Ltd., Class A	65,827	474,770
Iluka Resources, Ltd.	60,429	345,553
Incitec Pivot, Ltd.	244,173	712,946
Independence Group NL	77,396	221,288
Newcrest Mining, Ltd.	2,493	40,707
Northern Star Resources, Ltd.	89,422	258,385
Nufarm, Ltd.	97,624	664,121
Oil Search, Ltd.	106,452	554,637
OZ Minerals, Ltd.	79,710	542,860
Regis Resources, Ltd.	42,843	103,325
Rio Tinto, Ltd.	15,101	763,660
South32, Ltd.	276,844	577,386
Woodside Petroleum, Ltd.	9,004	215,512
		6,588,115

Austria (0.12%)
OMV AG	10,444	364,893
Voestalpine AG	6,748	285,551
		650,444

Bermuda (0.16%)
Kosmos Energy, Ltd.(a)	61,883	404,714
Nabors Industries, Ltd.	11,916	193,635
Seadrill, Ltd.(a)	152,696	285,542
		883,891

Brazil (0.78%)
BRF SA, ADR	80,990	1,144,389
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	200,010	1,992,099
Cia Siderurgica Nacional SA, Sponsored ADR(a)	99,573	362,446
Gerdau SA, Sponsored ADR	97,748	374,375
Vale SA, Sponsored ADR	42,979	437,526
		4,310,835

Canada (4.05%)
Advantage Oil & Gas, Ltd.(a)	80,500	519,036
Agnico-Eagle Mines, Ltd.	7,357	350,929
Agrium, Inc.	3,115	320,565
Alamos Gold, Inc., Class A	25,182	188,865
ARC Resources, Ltd.	60,987	949,077
Barrick Gold Corp.	5,870	108,243
Baytex Energy Corp.(a)	63,400	252,869

	Shares	Value (Note 2)
Canada (continued)
Birchcliff Energy, Ltd.(a)	53,400	$329,120
Cameco Corp.	27,826	354,782
Canadian Energy Services & Technology Corp.	19,300	114,354
Canadian Natural Resources, Ltd.	14,848	448,855
Canadian Solar, Inc.(a)	6,286	73,609
Cenovus Energy, Inc.	40,400	551,396
Centerra Gold, Inc.	106,000	523,789
Crescent Point Energy Corp.	79,778	930,054
Crew Energy, Inc.(a)	58,200	258,965
Dominion Diamond Corp.	21,401	214,224
Eldorado Gold Corp.(a)	20,618	72,782
Encana Corp.	8,286	105,729
Enerflex, Ltd.	7,700	108,466
Enerplus Corp.	54,700	487,623
First Majestic Silver Corp.(a)	8,644	82,982
First Quantum Minerals, Ltd.	43,300	546,054
Fortuna Silver Mines, Inc.(a)	16,462	102,723
Franco-Nevada Corp.	2,740	178,210
Freehold Royalties, Ltd.	22,900	227,372
Goldcorp, Inc.	23,499	379,979
Guyana Goldfields, Inc.(a)	10,300	51,134
HudBay Minerals, Inc.	38,900	304,623
Husky Energy, Inc.(a)	61,613	794,991
IAMGOLD Corp.(a)	55,668	257,186
Imperial Oil, Ltd.	24,000	789,026
Kinross Gold Corp.(a)	37,388	145,813
Lundin Mining Corp.(a)	50,600	309,530
MEG Energy Corp.(a)	18,400	95,588
Mullen Group, Ltd.	20,800	299,712
Nevsun Resources, Ltd.	83,300	262,463
New Gold, Inc.(a)	47,087	125,722
OceanaGold Corp.	146,600	509,227
Osisko Gold Royalties, Ltd.	29,369	322,297
Paramount Resources, Ltd., Class A(a)	9,400	120,782
Parex Resources, Inc.(a)	43,000	500,304
Pason Systems, Inc.	13,400	196,070
Peyto Exploration & Development Corp.	49,600	1,079,478
Potash Corp. of Saskatchewan, Inc.	5,216	97,018
PrairieSky Royalty, Ltd.	18,136	425,092
Precision Drilling Corp.(a)	89,606	505,378
Pretium Resources, Inc.(a)	28,723	310,208
Raging River Exploration, Inc.(a)	83,800	609,220
Secure Energy Services, Inc.	42,200	350,248
SEMAFO, Inc.(a)	124,800	465,153
Seven Generations Energy, Ltd., Class A(a)	11,900	237,863
ShawCor, Ltd.	12,700	354,770
Silver Standard Resources, Inc.(a)	7,693	81,315
Silver Wheaton Corp.	7,341	162,456
Suncor Energy, Inc.	22,430	695,696
Tahoe Resources, Inc.	10,800	98,518
Teck Resources, Ltd., Class B	7,468	183,265
TORC Oil & Gas, Ltd.	40,900	228,506
Tourmaline Oil Corp.(a)	25,400	593,789
Turquoise Hill Resources, Ltd.(a)	71,705	258,855
Vermilion Energy, Inc.	18,500	763,174
Whitecap Resources, Inc.	94,900	755,554

	Shares	Value (Note 2)
Canada (continued)
Yamana Gold, Inc.	60,178	$199,189
		22,319,865

Chile (0.33%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	56,725	1,833,352

China (0.36%)
China Petroleum & Chemical Corp., Class H	386,358	309,230
CNOOC, Ltd., Sponsored ADR	10,234	1,287,743
PetroChina Co., Ltd., ADR	4,087	324,876
Trina Solar, Ltd., Sponsored ADR(a)	8,035	80,270
		2,002,119

Colombia (0.03%)
Ecopetrol SA, Sponsored ADR(a)	17,585	165,299

Denmark (0.09%)
FLSmidth & Co. A/S	6,011	279,064
Vestas Wind Systems A/S	2,961	207,016
		486,080

Finland (0.15%)
Kemira OYJ	14,463	181,265
Outokumpu OYJ(a)	47,601	425,213
Outotec OYJ(a)	43,438	246,883
		853,361

Germany (0.42%)
Aurubis AG	2,871	168,847
K+S AG	61,139	1,547,031
Salzgitter AG	10,429	398,875
SMA Solar Technology AG	8,332	213,662
		2,328,415

Great Britain (0.23%)
Amec Foster Wheeler PLC	48,174	267,804
Ensco PLC, Class A	9,480	103,522
John Wood Group PLC	38,450	405,341
Royal Dutch Shell PLC, Class A, Sponsored ADR	4,589	249,596
Royal Dutch Shell PLC, Class B	7,957	223,872
		1,250,135

Israel (0.01%)
SolarEdge Technologies, Inc.(a)	3,015	39,044
Tower Semiconductor, Ltd.(a)	1	12
		39,056

Italy (0.04%)
Eni SpA, Sponsored ADR	6,695	206,942

Japan (2.61%)
Daido Steel Co., Ltd.	46,000	208,998
GS Yuasa Corp.	85,000	352,316
Hitachi Metals, Ltd.	59,400	823,846
Inpex Corp.	172,633	1,697,892
	Shares	Value (Note 2)
Japan (continued)
Japan Petroleum Exploration Co., Ltd.	10,600	$238,268
Kubota Corp.	144,100	2,297,227
Kurita Water Industries, Ltd.	55,816	1,324,833
Maruichi Steel Tube, Ltd.	7,700	258,462
Megmilk Snow Brand Co., Ltd.	48,100	1,261,821
Mitsubishi Materials Corp.	16,600	566,761
Nippon Light Metal Holdings Co., Ltd.	156,900	383,530
Nippon Steel & Sumitomo Metal Corp.	8,600	208,431
Nippon Suisan Kaisha, Ltd.	253,300	1,247,319
Nisshin Steel Co., Ltd.	29,000	392,968
Osaka Titanium Technologies Co., Ltd.(a)	8,500	136,485
Sakata Seed Corp.	8,700	249,265
Sumitomo Forestry Co., Ltd.	57,259	786,544
Sumitomo Metal Mining Co., Ltd.	53,000	719,121
Tokyo Steel Manufacturing Co., Ltd.	69,700	629,035
UACJ Corp.	43,000	135,196
Yamato Kogyo Co., Ltd.	14,400	431,069
		14,349,387

Jersey (0.06%)
Petrofac, Ltd.	12,709	146,609
Randgold Resources, Ltd., ADR	2,062	175,147
		321,756

Luxembourg (0.38%)
APERAM SA	9,087	428,525
ArcelorMittal(a)	15,170	117,727
Subsea 7 SA(a)	41,346	561,938
Tenaris SA, ADR	14,101	494,099
Ternium SA, Sponsored ADR	20,283	463,669
		2,065,958

Mexico (0.21%)
Grupo Lala SAB de CV	286,300	429,584
Grupo Mexico SAB de CV, Series B	207,583	$624,536
Industrias Penoles SAB de CV	4,967	117,437
		1,171,557

Netherlands (0.56%)
Core Laboratories N.V.	8,185	956,253
Frank's International N.V.	36,103	427,460
Fugro N.V.(a)	20,972	329,855
OCI N.V.(a)	54,584	1,029,098
SBM Offshore N.V.	21,375	347,038
		3,089,704

Norway (1.87%)
Aker BP ASA	8,503	154,327
Bakkafrost P/F	16,496	633,596
DNO ASA(a)	295,286	308,244
Leroy Seafood Group ASA	14,136	786,833
Marine Harvest ASA	116,099	2,052,271
Norsk Hydro ASA	142,748	813,250
Petroleum Geo-Services ASA(a)	39,048	129,481
Salmar ASA	7,169	202,779
Statoil ASA	35,801	665,839
TGS Nopec Geophysical Co. ASA	26,994	646,373

	Shares	Value (Note 2)
Norway (continued)
Yara International ASA	92,728	$3,907,863
		10,300,856

Peru (0.01%)
Cia de Minas Buenaventura SAA, ADR	3,634	50,113

Singapore (0.29%)
First Resources, Ltd.	102,200	139,955
InterOil Corp.(a)	7,363	352,172
Wilmar International, Ltd.	393,961	1,084,592
		1,576,719

South Africa (0.22%)
Exxaro Resources, Ltd.	13,665	107,819
Gold Fields, Ltd., Sponsored ADR	9,187	32,246
Harmony Gold Mining Co., Ltd., Sponsored ADR	85,537	218,119
Impala Platinum Holdings, Ltd.(a)	40,468	160,491
Sasol, Ltd.	15,151	449,201
Sibanye Gold, Ltd., Sponsored ADR	28,449	257,748
		1,225,624

South Korea (0.10%)
POSCO, Sponsored ADR	9,804	567,456

Spain (0.08%)
Acerinox SA	32,019	438,797

Sweden (0.31%)
Boliden AB	34,189	997,086
Holmen AB, B Shares	8,912	325,727
Lundin Petroleum AB(a)	11,251	242,588
SSAB AB, A Shares(a)	41,117	168,941
		1,734,342

Switzerland (0.59%)
Noble Corp. PLC	136,543	921,665
Syngenta AG	4,200	1,782,628
Transocean, Ltd.(a)	31,936	446,146
Weatherford International, Ltd.(a)	20,498	106,795
		3,257,234

United Kingdom (0.47%)
Antofagasta PLC	49,329	518,167
BP PLC, Sponsored ADR	19,946	717,657
United Utilities Group PLC	115,013	1,326,775
		2,562,599

United States (12.20%)
AGCO Corp.	9,482	595,470
AK Steel Holding Corp.(a)	40,615	328,169
Alcoa Corp.	18,355	669,040
Allegheny Technologies, Inc.	21,476	466,673
American States Water Co.	16,874	738,744
American Water Works Co., Inc.	4,311	316,600
The Andersons, Inc.	13,426	506,832
Antero Resources Corp.(a)	11,129	271,659
Apache Corp.	4,465	267,096
	Shares	Value (Note 2)
United States (continued)
Aqua America, Inc.	18,758	$570,431
Archer-Daniels-Midland Co.	33,666	1,490,057
Archrock, Inc.	10,910	159,286
Atwood Oceanics, Inc.	53,347	648,700
Baker Hughes, Inc.	8,263	521,230
Bristow Group, Inc.	7,647	135,046
Bunge, Ltd.	2,555	176,832
Cabot Oil & Gas Corp.	22,858	490,990
Calgon Carbon Corp.	32,061	508,167
California Resources Corp.(a)	13,461	288,335
California Water Service Group	17,510	604,095
Callon Petroleum Co.(a)	31,965	488,425
Cal-Maine Foods, Inc.	72,035	3,003,860
Carpenter Technology Corp.	11,547	462,111
Carrizo Oil & Gas, Inc.(a)	6,370	225,243
Century Aluminum Co.(a)	16,458	253,453
CF Industries Holdings, Inc.	29,627	1,045,537
Chesapeake Energy Corp.(a)	11,489	74,104
Chevron Corp.	4,200	467,670
Cliffs Natural Resources, Inc.(a)	33,085	290,155
Commercial Metals Co.	36,485	745,389
ConocoPhillips	18,136	884,311
CONSOL Energy, Inc.	15,138	256,438
Continental Resources, Inc.(a)	3,643	176,904
CST Brands, Inc.	1,278	61,574
Darling Ingredients, Inc.(a)	15,237	182,844
Deere & Co.	3,208	343,416
Denbury Resources, Inc.(a)	96,050	321,768
Devon Energy Corp.	5,560	253,202
Diamond Offshore Drilling, Inc.(a)	3,190	52,252
Diamondback Energy, Inc.(a)	2,929	308,043
Dril-Quip, Inc.(a)	21,364	1,328,841
Energen Corp.(a)	12,097	651,907
Energy Recovery, Inc.(a)	23,275	238,336
EOG Resources, Inc.	2,592	263,295
EP Energy Corp., Class A(a)	20,988	109,977
EQT Corp.	19,044	1,154,638
Exxon Mobil Corp.	9,159	768,349
First Solar, Inc.(a)	6,662	207,788
FMC Corp.	6,886	414,262
FMC Technologies, Inc.(a)	23,571	792,457
Forum Energy Technologies, Inc.(a)	14,276	309,789
Freeport-McMoRan, Inc.(a)	4,817	80,203
Halliburton Co.	564	31,905
Harsco Corp.	20,191	269,550
Helix Energy Solutions Group, Inc.(a)	21,215	179,903
Helmerich & Payne, Inc.	7,977	567,643
Hess Corp.	1,505	81,541
HollyFrontier Corp.	28,340	821,010
Hormel Foods Corp.	59,683	2,166,493
Ingredion, Inc.	11,272	1,444,958
Joy Global, Inc.	33,712	947,981
Kaiser Aluminum Corp.	4,013	314,860
Kinder Morgan, Inc.	5,763	128,745
Laredo Petroleum, Inc.(a)	3,525	47,764
Lindsay Corp.	11,998	903,929
Marathon Oil Corp.	45,127	755,877
Marathon Petroleum Corp.	31,343	1,506,031
Matador Resources Co.(a)	16,455	433,260

	Shares	Value (Note 2)
United States (continued)
McDermott International, Inc.(a)	76,972	$623,473
Monsanto Co.	22,257	2,410,656
The Mosaic Co.	66,668	2,091,375
Murphy Oil Corp.	12,189	352,384
National Oilwell Varco, Inc.	6,663	251,928
Newmont Mining Corp.	11,892	431,442
Noble Energy, Inc.	25,635	1,019,248
Nucor Corp.	7,865	456,878
Occidental Petroleum Corp.	3,720	252,104
Oceaneering International, Inc.	38,357	1,068,242
Oil States International, Inc.(a)	23,787	939,587
Parsley Energy, Inc., Class A(a)	13,039	459,234
Patterson‐UTI Energy, Inc.	10,224	286,681
PDC Energy, Inc.(a)	12,366	914,342
Phillips 66	10,779	879,782
Pilgrim's Pride Corp.	103,267	1,976,530
Pioneer Natural Resources Co.	1,396	251,601
Potlatch Corp. REIT	26,062	1,073,754
QEP Resources, Inc.(a)	19,389	338,144
Range Resources Corp.	7,790	251,929
Rayonier, Inc. REIT	30,571	852,625
Reliance Steel & Aluminum Co.	1,467	116,847
Rice Energy, Inc.(a)	16,471	326,620
Rowan Cos. PLC, Class A(a)	37,170	666,086
Royal Gold, Inc.	1,475	106,451
RPC, Inc.	37,099	798,370
RSP Permian, Inc.(a)	17,280	735,437
Sanchez Energy Corp.(a)	13,549	179,660
Sanderson Farms, Inc.	28,858	2,626,078
Schlumberger, Ltd.	8,966	750,544
Schnitzer Steel Industries, Inc., Class A	2,689	63,595
SJW Group	7,804	390,980
Southern Copper Corp.	40,283	1,545,256
Southwestern Energy Co.(a)	12,696	114,391
Steel Dynamics, Inc.	21,556	728,808
Stillwater Mining Co.(a)	20,552	349,384
Superior Energy Services, Inc.	13,527	239,022
Synergy Resources Corp.(a)	36,500	314,265
Tyson Foods, Inc., Class A	5,219	327,701
United States Steel Corp.	2,436	79,682
Valero Energy Corp.	20,330	1,336,901
Walter Energy, Inc.(a)	68,768	9,634
Weyerhaeuser Co. REIT	21,210	664,509
Whiting Petroleum Corp.(a)	7,128	79,050
Worthington Industries, Inc.	6,412	306,429
WPX Energy, Inc.(a)	41,223	574,236
		67,183,318

TOTAL COMMON STOCKS (Cost $143,305,215)		154,564,645

MASTER LIMITED PARTNERSHIPS (0.21%)
United States (0.21%)
Alliance Resource Partners LP	14,363	341,838
Buckeye Partners LP	977	68,107
Energy Transfer Partners LP	2,591	98,847
Enterprise Products Partners LP	10,676	302,451
Magellan Midstream Partners LP	2,054	164,382
	Shares	Value (Note 2)
United States (continued)
MPLX LP	1,555	$58,857
Plains All American Pipeline LP	3,090	96,995
Williams Partners LP	1,242	50,972
		1,182,449

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,410,976)		1,182,449

WARRANTS (0.00%)
United States (0.00%)
Hycroft Mining Corp., Expires 10/12/2022(b)	2,912	0

TOTAL WARRANTS (Cost $134,050)		0

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (60.68%)
U.S. Treasury Bonds (60.68%)
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/17(c)	$30,286,095	$30,402,242
2.625%, 7/15/17(c)	16,828,037	17,227,366
1.625%, 1/15/18	69,127,200	71,073,200
0.125%, 4/15/19	74,577,068	76,001,713
United States Treasury Notes
1.000%, 3/31/17(c)	41,400,000	41,435,480
0.750%, 6/30/17(c)	60,000,000	60,035,100
0.750%, 1/31/18(c)	38,000,000	37,956,262
		334,131,363

TOTAL GOVERNMENT BONDS (Cost $333,332,332)		334,131,363

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (10.28%)
Money Market Fund (10.28%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.359%	56,583,961	56,583,961

TOTAL SHORT TERM INVESTMENTS (Cost $56,583,961)			56,583,961

TOTAL INVESTMENTS (99.24%) (Cost $534,766,534)			$546,462,418

Other Assets In Excess Of Liabilities (0.76%)(d)			4,179,370
NET ASSETS ‐100.00%			$550,641,788

(a)	Non-Income Producing Security.
(b)
Fair valued security; valued by management in accordance with the procedures approved by the Fund’s Board of Trustees. As of  January 31, 2017, these securities had a total value of $0 or 0.00% of total net assets.

(c)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $56,153,784.

(d)	Includes cash which is being held as collateral for total return swap contracts in the amount of $154,564.

 For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
LME Copper Future	Long	27	3/15/17	$4,042,744	$87,715
LME Zinc Future	Long	9	3/15/17	642,600	56,126
Platinum Future	Long	90	4/26/17	4,484,250	343,575
Silver Future	Long	63	3/29/17	5,526,045	401,547
WTI Crude Future	Short	(399)	2/17/17	(21,071,190)	201,534
				$(6,375,551)	$1,090,497

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Long	889	2/28/17	$49,410,620	$(513,631)
Copper Future	Short	(55)	3/29/17	(3,750,313)	(164,251)
Gold 100 Oz Future	Short	(24)	6/28/17	(2,914,800)	(48,128)
LME Nickel Future	Long	36	3/15/17	2,144,448	(205,724)
				$44,889,955	$(931,734)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Depreciation
Bank of America ‐ Merrill Lynch	ML eXtra Silver GA6	$1,224,045	USB3MTA + 10 bps*	6/30/2017	$	‐
Bank of America ‐ Merrill Lynch	CRB 3m Fwd TR Index **	118,774,198	USB3MTA + 35 bps*	6/30/2017		‐
Citigroup	CRB 3m Fwd TR Index **	107,855,627	USB3MTA + 27 bps*	9/29/2017		(277)
UBS	CRB 3m Fwd TR Index **	51,430,443	USB3MTA + 32 bps*	11/30/2017		(134)
Societe Generale	CRB 3m Fwd TR Index **	77,146,333	USB3MTA + 35 bps*	11/30/2017		(199)
				Total Depreciation		$(610)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Depreciation
Bank of America ‐ Merrill Lynch	MLCS Silver J‐F3	$(1,218,140)	USB3MTA*	6/30/2017		‐
				Total Depreciation	$	‐

(a)
For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.

*	United States Auction Results 3 Month Treasury Bill High Discount
**	CRB ‐ Commodity Research Bureau

ALPS | Kotak India Growth Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.87%)
Consumer Discretionary (11.55%)
Auto Components (2.49%)
Motherson Sumi Systems, Ltd.	28,100	$137,257
MRF, Ltd.	424	323,353
		460,610

Automobiles (6.70%)
Maruti Suzuki India, Ltd.	5,705	496,456
Tata Motors, Ltd., Class A	96,412	475,307
TVS Motor Co., Ltd.	46,575	265,670
		1,237,433

Household Durables (1.50%)
Crompton Greaves Consumer Electricals, Ltd.(a)	98,345	277,372

Media (0.86%)
Dish TV India, Ltd.(a)	128,500	159,455

TOTAL CONSUMER DISCRETIONARY		2,134,870

Consumer Staples (8.85%)
Food Products (2.02%)
Britannia Industries, Ltd.	8,095	373,858

Household Products (0.82%)
Jyothy Laboratories, Ltd.	29,331	151,157

Personal Products (2.37%)
Colgate‐Palmolive India, Ltd.	19,738	258,549
Emami, Ltd.	11,723	178,730
		437,279

Tobacco (3.64%)
ITC, Ltd.	176,400	672,175

TOTAL CONSUMER STAPLES		1,634,469

Energy (3.16%)
Oil, Gas & Consumable Fuels (3.16%)
Hindustan Petroleum Corp., Ltd.	75,850	584,357

TOTAL ENERGY		584,357

Financials (28.23%)
Banks (0.73%)
RBL Bank, Ltd.(a)(b)(c)	23,882	134,882

Commercial Banks (20.55%)
Axis Bank, Ltd.	73,160	503,274
Bank of Baroda(a)	132,575	323,551
HDFC Bank, Ltd.	59,570	1,130,751
ICICI Bank, Ltd.	181,195	719,715
	Shares	Value (Note 2)
Commercial Banks (continued)
IndusInd Bank, Ltd.	33,115	$610,969
State Bank of India	43,400	166,766
Yes Bank, Ltd.	16,600	342,028
		3,797,054

Diversified Financial Services (2.63%)
Bharat Financial Inclusion, Ltd.(a)	21,000	228,681
Equitas Holdings, Ltd.(a)(c)	41,800	101,654
Multi Commodity Exchange of India, Ltd.	9,000	156,103
		486,438

Insurance (1.74%)
Max Financial Services, Ltd.	38,493	321,263

Thrifts & Mortgage Finance (2.58%)
Housing Development Finance Corp., Ltd.	23,620	476,878

TOTAL FINANCIALS		5,216,515

Health Care (6.37%)
Health Care Providers & Services (1.34%)
HealthCare Global Enterprises, Ltd.(a)	69,284	246,740

Pharmaceuticals (5.03%)
Cadila Healthcare, Ltd.	27,945	144,506
Cipla, Ltd.	26,550	225,331
Lupin, Ltd.	9,950	216,325
Sun Pharmaceutical Industries, Ltd.	36,900	343,419
		929,581

TOTAL HEALTH CARE		1,176,321

Industrials (11.61%)
Building Products (1.11%)
Somany Ceramics, Ltd.	23,278	204,643

Construction & Engineering (2.38%)
Larsen & Toubro, Ltd.	20,625	440,473

Electrical Equipment (4.62%)
Amara Raja Batteries, Ltd.	18,845	249,538
Finolex Cables, Ltd.	50,500	327,965
V‐Guard Industries, Ltd.	90,987	275,866
		853,369

Machinery (2.21%)
Thermax, Ltd.	10,986	130,713
Timken India, Ltd.	29,153	278,121
		408,834

Miscellaneous Manufacturer (0.56%)
Solar Industries India, Ltd.	10,125	103,693

	Shares	Value (Note 2)
Transportation Infrastructure (0.73%)
Gateway Distriparks, Ltd.	38,063	$134,955

TOTAL INDUSTRIALS		2,145,967

Information Technology (10.41%)
Computers (0.47%)
Persistent Systems, Ltd.	9,947	87,169

IT Services (9.94%)
HCL Technologies, Ltd.	23,800	285,027
Infosys, Ltd.	67,965	929,616
Tata Consultancy Services, Ltd.	11,555	379,967
Tech Mahindra, Ltd.	36,100	240,807
		1,835,417

TOTAL INFORMATION TECHNOLOGY		1,922,586

Materials (14.69%)
Auto Parts & Equipment (0.93%)
Gulf Oil Lubricants India, Ltd.	18,023	172,346

Chemicals (3.66%)
Akzo Nobel India, Ltd.	12,015	254,486
Berger Paints India, Ltd.	59,499	185,679
Linde India, Ltd.	25,831	136,420
Supreme Industries, Ltd.	7,242	100,206
		676,791

Construction Materials (9.10%)
ACC, Ltd.	7,176	149,553
Century Textiles & Industries, Ltd.	15,600	193,859
JK Cement, Ltd.	25,949	277,065
Orient Cement, Ltd.	59,828	119,204
The Ramco Cements, Ltd.	41,604	432,206
Shree Cement, Ltd.	950	216,681
Ultratech Cement, Ltd.	5,370	292,876
		1,681,444

Metals & Mining (1.00%)
Vedanta, Ltd.	49,200	184,096

TOTAL MATERIALS		2,714,677

TOTAL COMMON STOCKS (Cost $16,120,782)		17,529,762
	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS(2.62%)
Money Market Fund (2.62%)
Dreyfus Institutional Preferred Money Market Fund	0.632%	484,757	$484,757

TOTAL SHORT TERM INVESTMENTS (Cost $484,757)			484,757

TOTAL INVESTMENTS (97.49%) (Cost $16,605,539)			$18,014,519

Other Assets In Excess Of Liabilities (2.51%)			464,076

NET ASSETS (100.00%)			$18,478,595

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, the aggregate market value of those securities was $134,882, representing 0.73% of net assets.

(c)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2017 the aggregate market value of those securities was $236,536 representing 1.28% of net assets.

ALPS|Metis Global Micro Value Cap Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (82.75%)
Australia (3.57%)
Beadell Resources, Ltd.(a)	172,834	$40,247
Bradken, Ltd.(a)	62,685	153,105
Cabcharge Australia, Ltd.	21,090	58,381
Cedar Woods Properties, Ltd.	20,103	82,081
Monadelphous Group, Ltd.	13,962	110,190
Prime Media Group, Ltd.	380,383	87,987
Reckon, Ltd.	50,731	62,047
Regis Resources, Ltd.	18,934	45,888
Resolute Mining, Ltd.	48,025	53,447
Sandfire Resources NL	12,527	62,683
Seven West Media, Ltd.	105,097	64,635
Slater & Gordon, Ltd.(a)	190,136	36,794
SMS Management & Technology, Ltd.	35,958	37,906
Watpac, Ltd.(a)	129,021	73,387
		968,778

Brazil (1.72%)
Direcional Engenharia SA(a)	29,100	54,578
Kepler Weber SA	14,400	90,209
Mills Estruturas e Servicos de Engenharia SA(a)	34,000	42,844
Paranapanema SA	110,400	50,437
Rumo Logistica Operadora Multimodal SA(a)	49,700	118,377
Tegma Gestao Logistica SA(a)	36,600	109,322
		465,767

Canada (3.09%)
Clarke, Inc.	8,387	64,067
Essential Energy Services, Ltd.	142,990	84,613
Granite Oil Corp.	16,536	65,191
Horizon North Logistics, Inc.	59,316	92,079
Mandalay Resources Corp.	101,549	68,675
Nevsun Resources, Ltd.	23,719	74,734
Pizza Pizza Royalty Corp.	8,056	107,413
Torstar Corp., Class B	76,519	112,316
Western Energy Services Corp.(a)	38,831	89,524
Yellow Pages, Ltd.(a)	5,866	80,693
		839,305

Chile (0.18%)
PAZ Corp. SA	67,420	49,896

China (0.68%)
Boer Power Holdings, Ltd.	226,000	85,875
Tiangong International Co., Ltd.	726,000	99,325
		185,200

France (1.13%)
Assystem	2,704	85,759
EuropaCorp(a)	10,269	41,183
Neopost SA	3,399	112,349
Solocal Group(a)	25,715	66,537
		305,828
	Shares	Value (Note 2)
Germany (0.61%)
2G Energy AG	3,078	$72,933
SHW AG	2,797	92,606
		165,539

Great Britain (3.47%)
Brammer PLC	61,469	127,591
Cape PLC	23,630	53,681
CML Microsystems PLC	6,945	31,889
Games Workshop Group PLC	13,669	142,037
Gem Diamonds, Ltd.	55,220	85,097
Lavendon Group PLC	37,473	126,809
LSL Property Services PLC	25,412	65,375
Norcros PLC	36,778	78,191
Numis Corp. PLC	23,418	76,596
Utilitywise PLC	48,382	105,600
Vertu Motors PLC	92,800	50,491
		943,357

Greece (0.36%)
Aegean Marine Petroleum Network, Inc.	8,847	97,759

Hong Kong (1.79%)
APT Satellite Holdings, Ltd.	67,000	33,656
eSun Holdings, Ltd.(a)	446,000	45,944
G-Resources Group, Ltd.	2,952,000	52,608
Lisi Group Holdings, Ltd.	656,000	61,720
Playmates Holdings, Ltd.	74,000	101,705
Playmates Toys, Ltd.	412,000	77,760
REXLot Holdings, Ltd.(a)	3,100,000	54,999
Shougang Fushan Resources Group, Ltd.	300,000	58,518
		486,910

India (1.55%)
Ashapura Minechem, Ltd.(a)	54,765	54,099
Eros International Media, Ltd.(a)	27,768	68,852
JK Tyre & Industries, Ltd.	61,864	109,871
Oriental Bank of Commerce	52,977	90,847
Subex, Ltd.(a)	285,703	40,909
Welspun Corp., Ltd.	46,003	56,626
		421,204

Indonesia (0.86%)
Bekasi Fajar Industrial Estate Tbk PT	2,928,100	73,285
Elnusa Tbk PT	2,326,500	75,307
Kawasan Industri Jababeka Tbk PT(a)	3,850,100	83,653
		232,245

Ireland (0.30%)
Independent News & Media PLC(a)	628,704	81,442

Israel (0.98%)
Magic Software Enterprises, Ltd.	8,157	57,915
magicJack VocalTec, Ltd.(a)	14,763	105,555
Perion Network, Ltd.(a)	56,058	103,707
		267,177

Japan (22.36%)
Aizawa Securities Co., Ltd.	12,500	71,825

	Shares	Value (Note 2)
Japan (continued)
Asante, Inc.	4,600	$69,827
Asmo Corp.	110,000	68,234
Broadleaf Co., Ltd.	12,400	77,103
Computer Engineering & Consulting, Ltd.	4,700	77,551
Computer Institute of Japan, Ltd.	13,200	60,747
Dai Nippon Toryo Co., Ltd.	38,000	80,429
Daiichi Jitsugyo Co., Ltd.	15,000	90,355
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,000	114,115
Ebara Jitsugyo Co., Ltd.	7,800	93,440
Eidai Co., Ltd.	23,000	104,683
Fuji Kiko Co., Ltd.	28,500	115,465
Fujisash Co., Ltd.	101,800	91,026
Fujitec Co., Ltd.	8,600	101,070
Fujitsu Frontech, Ltd.	9,500	123,395
GCA Corp.	8,200	59,844
Gun-Ei Chemical Industry Co., Ltd.	2,600	81,580
Happinet Corp.	5,400	61,511
Hochiki Corp.	7,800	96,943
Honda Tsushin Kogyo Co., Ltd.	10,700	121,284
Ichiyoshi Securities Co., Ltd.	10,800	83,852
IwaiCosmo Holdings, Inc.	6,500	61,800
Iwasaki Electric Co., Ltd.	51,000	86,338
Janome Sewing Machine Co., Ltd.(a)	12,100	89,754
JCU Corp.	2,100	109,304
Kasai Kogyo Co., Ltd.	9,600	110,860
Koatsu Gas Kogyo Co., Ltd.	10,100	65,627
Kurimoto, Ltd.	3,800	79,266
Kyowa Leather Cloth Co., Ltd.	12,200	95,951
The Michinoku Bank, Ltd.	38,000	64,164
The Mie Bank, Ltd.	4,900	101,271
MIMAKI ENGINEERING Co., Ltd.	19,600	120,535
ND Software Co., Ltd.	4,000	39,209
Nichireki Co., Ltd.	13,600	110,794
Nihon House Holdings Co., Ltd.	18,700	84,508
Nihon Nohyaku Co., Ltd.	19,100	103,901
Nippon Hume Corp.	16,300	101,191
Nippon Seisen Co., Ltd.	21,000	117,246
Nissei Plastic Industrial Co., Ltd.	13,000	119,181
Nittetsu Mining Co., Ltd.	1,800	90,812
Ohashi Technica, Inc.	6,000	76,969
Osaka Soda Co., Ltd.	19,000	83,517
Oyo Corp.	8,500	108,523
Poletowin Pitcrew Holdings, Inc.	9,000	87,244
Roland DG Corp.	4,300	129,280
Ryoden Corp.	15,000	98,738
Sankyo Seiko Co., Ltd.	16,900	62,548
Sansha Electric Manufacturing Co., Ltd.	15,600	67,723
Sanyo Trading Co., Ltd.	7,700	113,579
Sun Frontier Fudousan Co., Ltd.	9,300	82,685
Tabuchi Electric Co., Ltd.	21,800	77,620
Tachikawa Corp.	6,200	50,977
Tatsuta Electric Wire and Cable Co., Ltd.	27,200	111,281
Tayca Corp.	21,000	132,016
The Tochigi Bank, Ltd.	25,400	129,117
Togami Electric Manufacturing Co., Ltd.	22,000	97,868
Tokyo Tekko Co., Ltd.	18,000	76,434
Toli Corp.	27,600	97,325
Tosho Printing Co., Ltd.	21,000	87,608

	Shares	Value (Note 2)
Japan (continued)
The Towa Bank, Ltd.	111,000	$112,746
Uchida Yoko Co., Ltd.	4,200	90,664
West Holdings Corp.	14,700	106,130
Yachiyo Industry Co., Ltd.	10,200	96,136
YAMABIKO Corp.	7,800	109,318
Yuasa Trading Co., Ltd.	4,100	110,837
Zuken, Inc.	7,000	79,599
		6,072,473

Luxembourg (0.33%)
Sword Group	2,667	88,530

Malaysia (1.18%)
Chin Well Holdings Bhd	247,600	93,284
George Kent Malaysia Bhd	129,625	88,670
KSL Holdings Bhd(a)	309,900	71,362
Land & General Bhd	913,900	68,086
		321,402

Netherlands (0.23%)
BinckBank NV(a)	11,122	63,746

New Zealand (0.54%)
Skellerup Holdings, Ltd.	62,777	72,733
Steel & Tube Holdings, Ltd.	39,611	73,529
		146,262

Norway (0.88%)
BW Offshore, Ltd.(a)	39,103	114,118
Kvaerner ASA(a)	93,921	123,650
		237,768

Pakistan (0.70%)
Bank Alfalah, Ltd.	227,000	89,366
The Bank of Punjab(a)	635,000	100,941
		190,307

Poland (0.30%)
Getin Noble Bank SA(a)	196,581	80,994

Singapore (0.77%)
CW Group Holdings, Ltd.	283,500	56,200
SHS Holdings, Ltd.	592,900	94,656
UMS Holdings, Ltd.	130,200	57,277
		208,133

South Africa (0.17%)
PPC, Ltd.(a)	93,303	47,389

South Korea (7.20%)
Bluecom Co., Ltd.	6,671	61,875
Daeyang Electric Co., Ltd.(a)	7,464	96,717
Dong-A Hwasung Co., Ltd.	17,942	76,270
Dongyang E&P, Inc.	7,606	89,202
Hanmi Semiconductor Co., Ltd.	6,903	94,053
Hy-Lok Corp.	4,645	79,018
Hyundai Engineering Plastics Co., Ltd.	11,141	80,165
iMarketKorea, Inc.	7,951	71,421

	Shares	Value (Note 2)
South Korea (continued)
Interpark Holdings Corp.	17,447	$71,014
Kangnam Jevisco Co., Ltd.	2,771	86,386
KISCO Corp.	1,644	50,617
KONA I Co., Ltd.	6,624	58,237
Kortek Corp.	5,169	63,214
Kukdo Chemical Co., Ltd.	1,224	55,028
Kwang Myung Electric Co., Ltd.	40,604	102,985
NEOWIZ HOLDINGS Corp.	4,476	62,040
Sammok S-Form Co., Ltd.	8,451	102,491
SBS Contents Hub Co., Ltd.	9,065	63,433
SeAH Special Steel Co., Ltd.	4,406	79,334
Sejoong Co., Ltd.	25,181	89,240
Seoyon Electronics Co., Ltd.	32,460	83,852
SJM Co., Ltd.	9,612	50,307
TK Corp.	11,646	96,708
YeaRimDang Publishing Co., Ltd.(a)	16,183	67,760
Yoosung Enterprise Co., Ltd.(a)	32,955	123,308
		1,954,675

Sweden (0.64%)
Medivir AB, B Shares(a)	9,595	95,803
Semcon AB	13,912	76,687
		172,490

Taiwan (4.80%)
Ability Enterprise Co., Ltd.	106,000	57,393
Apacer Technology, Inc.	72,880	75,433
China General Plastics Corp.	95,880	73,995
Clevo Co.	102,000	89,825
Cyberlink Corp.	26,000	58,310
Daxin Materials Corp.	55,000	68,430
Formosan Rubber Group, Inc.	168,800	85,459
Hung Poo Real Estate Development Corp.	103,000	84,613
KEE TAI Properties Co., Ltd.	207,000	60,622
Kinik Co.	55,000	113,234
Kuoyang Construction Co., Ltd.	175,000	67,552
LEE CHI Enterprises Co., Ltd.	199,000	66,024
Lion Travel Service Co., Ltd.	21,000	54,734
Radium Life Tech Co., Ltd.(a)	273,000	82,912
Sinmag Equipment Corp.	16,000	72,481
We&Win Diversification Co., Ltd.	201,000	57,198
Wowprime Corp.	13,000	58,133
Yungshin Construction & Development Co., Ltd.	100,000	78,160
		1,304,508

Thailand (1.72%)
Asia Plus Group Holdings PCL(a)	557,800	59,255
Dhipaya Insurance PCL(a)	83,301	131,305
Hwa Fong Rubber Thailand PCL(a)	648,584	92,988
Raimon Land PCL(a)	2,282,500	90,113
Somboon Advance Technology PCL(a)	215,600	92,461
		466,122

Turkey (0.25%)
EGE Seramik Sanayi ve Ticaret AS(a)	72,449	67,656
	Shares	Value (Note 2)
United States (20.39%)
Alaska Communications Systems Group, Inc.(a)	45,059	$75,249
American Public Education, Inc.(a)	3,306	80,336
Ampco-Pittsburgh Corp.	3,977	59,854
ARC Document Solutions, Inc.(a)	22,313	105,094
Atwood Oceanics, Inc.	8,077	98,216
Autobytel, Inc.(a)	5,813	79,929
Aware, Inc.(a)	14,185	87,947
Baldwin & Lyons, Inc., Class B	3,540	84,960
Big 5 Sporting Goods Corp.	5,124	78,910
Bravo Brio Restaurant Group, Inc.(a)	12,257	50,254
Bridgepoint Education, Inc.(a)	8,095	86,131
C&F Financial Corp.	2,005	86,917
CARBO Ceramics, Inc.(a)	7,889	112,024
CDI Corp.(a)	7,091	60,983
Chart Industries, Inc.(a)	3,019	117,107
Ciber, Inc.(a)	42,996	18,536
Computer Task Group, Inc.	10,746	49,002
Core Molding Technologies, Inc.(a)	5,547	85,535
Crawford & Co., Class B	7,833	94,936
CSS Industries, Inc.	2,295	56,503
DXP Enterprises, Inc.(a)	3,464	131,008
Federated National Holding Co.	4,292	78,715
First BanCorp(a)	14,770	99,254
First Bancorp/Southern Pines NC	4,888	143,072
Franklin Covey Co.(a)	3,898	68,215
Geospace Technologies Corp.(a)	3,560	83,090
Gold Resource Corp.	18,071	97,222
Hallador Energy Co.	13,418	126,129
Harte-Hanks, Inc.	47,087	73,456
Hawaiian Telcom Holdco, Inc.(a)	3,764	93,460
HCI Group, Inc.	3,188	131,856
Houston Wire & Cable Co.	15,863	116,593
Hovnanian Enterprises, Inc., Class A(a)	36,036	85,405
Hurco Cos, Inc.	2,779	85,037
Hyster-Yale Materials Handling, Inc.	1,402	86,251
Iconix Brand Group, Inc.(a)	7,969	82,001
IDT Corp., Class B	5,624	107,981
Johnson Outdoors, Inc., Class A	1,962	67,650
LB Foster Co., Class A	8,233	123,495
Liberty Tax, Inc.	6,480	86,832
Liquidity Services, Inc.(a)	7,180	70,005
Manning & Napier, Inc.	11,081	77,013
NewLink Genetics Corp.(a)	8,307	101,096
OFG Bancorp	8,405	111,366
Orrstown Financial Services, Inc.	4,720	103,604
PAM Transportation Services, Inc.(a)	4,387	102,261
Park-Ohio Holdings Corp.	1,917	85,977
Pzena Investment Management, Inc., Class A	7,363	73,556
Radio One, Inc., Class D(a)	29,312	87,936
REX American Resources Corp.(a)	1,244	103,289
Saga Communications, Inc., Class A	1,782	89,635
Strattec Security Corp.	2,144	66,035
TravelCenters of America LLC(a)	7,624	54,130
Travelzoo, Inc.(a)	9,920	90,768
TRC Cos, Inc.(a)	8,507	79,115
Twin Disc, Inc.(a)	5,086	84,631
Ultra Petroleum Corp.(a)	27,910	213,512

	Shares	Value (Note 2)
United States (continued)
Unisys Corp.(a)	7,324	$94,113
VOXX International Corp.(a)	25,504	107,117
VSE Corp.	1,573	58,641
Weight Watchers International, Inc.(a)	7,462	92,902
ZAGG, Inc.(a)	7,925	53,098
		5,534,945

TOTAL COMMON STOCKS (Cost $20,098,674)		22,467,807

PREFERRED STOCKS (1.16%)
Brazil (1.16%)
Banco ABC Brasil SA	15,300	80,329
Banco do Estado do Rio Grande do Sul SA, Class B(a)	27,800	138,902
Centrais Eletricas Santa Catarina	16,600	96,315
		315,546

TOTAL PREFERRED STOCKS (Cost $172,947)		315,546

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (16.17%)
Money Market Fund (16.17%)
State Street Institutional Treasury Plus Money Market Fund	0.424%	4,389,293	4,389,293

TOTAL SHORT TERM INVESTMENTS (Cost $4,389,293)			4,389,293

TOTAL INVESTMENTS (100.08%) (Cost $24,660,914)			$27,172,646

Liabilities in Excess of Other Assets (-0.08%)			(22,578)
NET ASSETS - 100.00%			$27,150,068

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
CLOSED‐END FUNDS (7.72%)
Apax Global Alpha, Ltd.	2,151,902	$3,948,974
HBM Healthcare Investments AG, Class A	57,623	6,131,779
HgCapital Trust PLC	371,815	7,037,203
		17,117,956

TOTAL CLOSED‐END FUNDS (Cost $16,559,447)		17,117,956

COMMON STOCKS (91.31%)
Communications (5.11%)
Internet (3.89%)
IAC/InterActiveCorp(a)	93,549	6,437,107
Liberty Ventures, Series A(a)	49,676	2,168,357
		8,605,464

Media (1.22%)
Liberty Media Corp‐Liberty SiriusXM, Class A(a)	74,726	2,708,070

TOTAL COMMUNICATIONS		11,313,534

Consumer, Non‐Cyclical (1.68%)
Commercial Services (1.68%)
Macquarie Infrastructure Corp.	49,746	3,730,453

TOTAL CONSUMER, NON‐CYCLICAL		3,730,453

Diversified (11.89%)
Holding Companies‐Diversified Operations (11.89%)
Ackermans & van Haaren N.V.	58,604	7,977,473
Remgro, Ltd.	165,119	2,762,113
Schouw & Co. AB	124,248	9,370,299
Wendel SA	52,870	6,249,517
		26,359,402

TOTAL DIVERSIFIED		26,359,402

Financials (66.99%)
Diversified Financial Services (16.98%)
The Blackstone Group LP	356,344	10,914,817
Brait SE(a)	316,395	1,854,932
The Carlyle Group LP	412,666	7,139,122
FNFV Group(a)	358,463	4,660,019
Intermediate Capital Group PLC	497,156	4,331,052
KKR & Co. LP	388,707	6,747,953
Partners Group Holding AG	3,940	1,985,827
		37,633,722

	Shares	Value (Note 2)
Insurance (3.09%)
Alleghany Corp.(a)	11,181	$6,837,964

Investment Companies (24.81%)
3i Group PLC	1,317,213	11,599,386
Ares Capital Corp.	452,356	7,644,816
Aurelius Equity Opportunities SE & Co. KGaA	246,025	15,496,839
Eurazeo SA	80,894	4,975,787
Hosken Consolidated Investments, Ltd.	310,093	3,083,671
Investor AB, B Shares	193,278	7,709,377
Kinnevik AB, B Shares	147,040	3,770,515
SVG Capital PLC(a)	80,677	721,099
		55,001,490

Private Equity (17.39%)
Castle Private Equity, Ltd.(a)	15,027	231,582
Electra Private Equity PLC	102,829	6,019,073
HarbourVest Global Private Equity, Ltd.(a)	879,255	13,217,938
Onex Corp.	140,998	9,866,880
Riverstone Energy, Ltd.(a)	333,569	5,329,302
Standard Life Private Equity	1,036,919	3,887,246
		38,552,021

Real Estate (4.72%)
Brookfield Asset Management, Inc., Class A	302,546	10,462,041

TOTAL FINANCIALS		148,487,238

Industrials (3.64%)
Miscellaneous Manufacturers (3.64%)
Danaher Corp.	48,130	4,039,069
Indus Holding AG	70,477	4,014,741
		8,053,810

TOTAL INDUSTRIALS		8,053,810

Utilities (2.00%)
Electric (2.00%)
Brookfield Infrastructure Partners LP	126,886	4,434,666

TOTAL UTILITIES		4,434,666

TOTAL COMMON STOCKS (Cost $177,360,572)		202,379,103

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.53%)
Money Market Fund (0.53%)
State Street Institutional Treasury Plus Money Market Fund	0.424%	1,180,793	$1,180,793

TOTAL SHORT TERM INVESTMENTS (Cost $1,180,793)			1,180,793

TOTAL INVESTMENTS (99.56%) (Cost $195,100,812)			$220,677,852

Other Assets In Excess Of Liabilities (0.44%)			974,373

NET ASSETS (100.00%)			$221,652,225

(a)	Non‐Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications  refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Sterling ETF Tactical Rotation Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (100.15%)
Powershares® DB Optimum Yield	331,726	$5,705,687
SPDR® S&P 500® ETF Trust	25,077	5,705,770
		11,411,457

TOTAL EXCHANGE TRADED FUNDS (Cost $11,281,600)		11,411,457

TOTAL INVESTMENTS (100.15%) (Cost $11,281,600)
		$11,411,457

Liabilities In Excess Of Other Assets (‐0.15%)		(16,938)

NET ASSETS (100.00%)		$11,394,519

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Research Value Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.88%)
Consumer Discretionary (8.77%)
Consumer Durables & Apparel (1.23%)
Mohawk Industries, Inc.(a)	2,462	$531,398
Whirlpool Corp.	3,835	670,703
		1,202,101

Consumer Services (0.99%)
Hyatt Hotels Corp., Class A(a)	4,435	242,639
Las Vegas Sands Corp.	6,146	323,156
Vail Resorts, Inc.	2,320	397,973
		963,768

Media (4.57%)
Comcast Corp., Class A	24,490	1,847,036
The Interpublic Group of Companies., Inc.	6,659	156,686
Liberty Broadband Corp., Class A(a)	15,270	1,277,794
Liberty Media Corp.-Liberty Formula One, Class C(a)	7,944	228,310
Twenty-First Century Fox, Inc., Class A	18,720	587,434
Viacom, Inc., Class B	8,512	358,696
		4,455,956

Retailing (1.98%)
Advance Auto Parts, Inc.	6,878	1,129,643
Expedia, Inc.	3,614	439,426
Liberty Interactive Corp. QVC Group, Class A(a)	18,716	358,973
		1,928,042

TOTAL CONSUMER DISCRETIONARY		8,549,867

Consumer Staples (6.05%)
Food Beverage & Tobacco (3.99%)
Hostess Brands, Inc.(a)	64,194	917,332
Mondelez International, Inc., Class A	34,365	1,521,682
Post Holdings, Inc.(a)	17,419	1,457,622
		3,896,636

Household & Personal Products (2.06%)
Coty, Inc., Class A	51,627	991,238
The Estee Lauder Companies, Inc., Class A	12,522	1,016,912
		2,008,150

TOTAL CONSUMER STAPLES		5,904,786

Energy (12.03%)
Energy (12.03%)
Antero Resources Corp.(a)	17,842	435,523
	Shares	Value (Note 2)
Energy (continued)
Arch Coal, Inc., Class A(a)	762	$54,856
Baker Hughes, Inc.	23,816	1,502,313
Chevron Corp.	5,117	569,778
Cobalt International Energy, Inc.(a)	78,565	77,057
Diamondback Energy, Inc.(a)	5,947	625,446
Encana Corp.	22,635	288,823
Kinder Morgan, Inc.	26,712	596,746
Newfield Exploration Co.(a)	38,967	1,561,797
Oceaneering International, Inc.	5,300	147,605
ONEOK, Inc.	2,641	145,546
Patterson-UTI Energy, Inc.	6,900	193,476
PDC Energy, Inc.(a)	10,751	794,929
Phillips 66	2,335	190,583
Pioneer Natural Resources Co.	14,422	2,599,277
QEP Resources, Inc.(a)	18,341	319,867
Rice Energy, Inc.(a)	16,878	334,691
Targa Resources Corp.	3,473	200,114
Tesco Corp.(a)	27,100	233,060
TransCanada Corp.	12,748	601,961
WPX Energy, Inc.(a)	18,380	256,033

TOTAL ENERGY		11,729,481

Financials (25.80%)
Banks (7.63%)
Bank of America Corp.	183,484	4,154,078
Huntington Bancshares, Inc.	70,455	953,256
The PNC Financial Services Group, Inc.	19,399	2,336,803
		7,444,137

Diversified Financials (8.31%)
American Express Co.	24,655	1,883,149
Capital One Financial Corp.	26,757	2,338,294
Evercore Partners, Inc., Class A	2,847	220,500
The Goldman Sachs Group, Inc.	652	149,517
Intercontinental Exchange, Inc.	6,495	379,048
Legg Mason, Inc.	4,265	135,158
Morgan Stanley	9,776	415,382
Northern Trust Corp.	6,580	545,877
OneMain Holdings, Inc.(a)	9,570	214,177
Santander Consumer USA Holdings, Inc.(a)	76,238	1,007,866
State Street Corp.	3,400	259,080
TD Ameritrade Holding Corp.	5,427	250,456
Voya Financial, Inc.	5,015	201,703
WisdomTree Investments, Inc.	10,300	106,090
		8,106,297

Insurance (9.86%)
Alleghany Corp.(a)	1,130	691,074
The Allstate Corp.	4,710	354,239
American International Group, Inc.	21,470	1,379,662
Assurant, Inc.	4,020	390,463
Assured Guaranty, Ltd.	51,400	1,999,974
Chubb, Ltd.	1,859	244,440

	Shares	Value (Note 2)
Insurance (continued)
Manulife Financial Corp.	16,545	$317,002
Marsh & McLennan Companies, Inc.	18,215	1,238,985
MetLife, Inc.	11,625	632,516
Prudential Financial, Inc.	7,079	744,074
Reinsurance Group of America, Inc.	2,270	284,817
XL Group, Ltd.	35,590	1,337,116
		9,614,362

TOTAL FINANCIALS		25,164,796

Health Care (11.74%)
Health Care Equipment & Services (8.64%)
Abbott Laboratories	24,254	1,013,090
Becton Dickinson and Co.	1,908	338,269
Boston Scientific Corp.(a)	42,840	1,030,730
Brookdale Senior Living, Inc.(a)	18,200	272,454
Cigna Corp.	2,970	434,273
Danaher Corp.	11,665	978,927
HCA Holdings, Inc.(a)	7,680	616,550
McKesson Corp.	5,045	702,012
Medtronic PLC	23,900	1,816,878
Stryker Corp.	3,873	478,432
UnitedHealth Group, Inc.	4,585	743,229
		8,424,844

Pharmaceuticals, Biotechnology & Life Sciences (3.10%)
Alkermes PLC(a)	1,730	93,610
Allergan PLC(a)	4,019	879,719
Alnylam Pharmaceuticals, Inc.(a)	930	37,191
Bristol-Myers Squibb Co.	9,389	461,563
Eli Lilly & Co.	5,551	427,593
Merck & Co., Inc.	13,314	825,335
Mylan N.V.(a)	5,240	199,382
Teva Pharmaceutical Industries Ltd. Sponsored ADR	2,940	98,284
		3,022,677

TOTAL HEALTH CARE		11,447,521

Industrials (9.28%)
Capital Goods (6.30%)
AGCO Corp.	1,214	76,239
AMETEK, Inc.	9,480	484,428
Eaton Corp. PLC	7,143	505,582
Fastenal Co.	7,090	352,231
Fortive Corp.	5,965	329,924
General Dynamics Corp.	2,391	432,962
General Electric Co.	51,015	1,515,145
Illinois Tool Works, Inc.	2,883	366,718
NOW, Inc.(a)	11,141	236,858
Pentair PLC	6,591	386,430
United Technologies Corp.	9,925	1,088,475
WESCO International, Inc.(a)	5,210	368,347
		6,143,339
	Shares	Value (Note 2)
Commercial & Professional Services (1.30%)
Equifax, Inc.	1,494	$175,216
IHS Markit, Ltd.(a)	4,303	169,753
ManpowerGroup, Inc.	1,608	153,500
TransUnion(a)	9,904	312,273
Waste Connections, Inc.	5,695	457,309
		1,268,051

Transportation (1.68%)
American Airlines Group, Inc.	3,285	145,361
FedEx Corp.	1,636	309,384
Genesee & Wyoming, Inc., Class A(a)	6,381	480,872
JB Hunt Transport Services, Inc.	1,981	196,278
Kansas City Southern	675	57,989
Kirby Corp.(a)	900	58,005
United Continental Holdings, Inc.(a)	2,155	151,863
XPO Logistics, Inc.(a)	5,365	240,030
		1,639,782

TOTAL INDUSTRIALS		9,051,172

Information Technology (7.37%)
Semiconductors & Semiconductor Equipment (2.41%)
Analog Devices, Inc.	3,630	272,032
Broadcom, Ltd.	1,376	274,512
First Solar, Inc.(a)	1,742	54,333
Intel Corp.	29,446	1,084,202
Microchip Technology, Inc.	2,570	173,089
Micron Technology, Inc.(a)	19,582	472,122
SunPower Corp.(a)	3,500	23,240
		2,353,530

Software & Services (2.81%)
Akamai Technologies, Inc.(a)	1,800	123,462
Alliance Data Systems Corp.	1,452	331,608
Alphabet, Inc., Class A(a)	620	508,518
Automatic Data Processing, Inc.	1,406	141,992
CACI International, Inc., Class A(a)	1,794	220,303
Electronic Arts, Inc.(a)	2,318	193,391
Genpact, Ltd.(a)	6,140	151,535
Global Payments, Inc.	4,162	321,639
Microsoft Corp.	2,950	190,718
SS&C Technologies Holdings, Inc.	4,808	154,481
Total System Services, Inc.	1,265	64,110
Visa, Inc., Class A	2,410	199,331
Zillow Group, Inc., Class A(a)	2,526	90,886
Zillow Group, Inc., Class C(a)	1,424	50,381
		2,742,355

Technology Hardware & Equipment (2.15%)
Apple, Inc.	4,418	536,124
Cisco Systems, Inc.	18,099	556,001
Hewlett Packard Enterprise Co.	10,247	232,402
Seagate Technology PLC	3,105	140,191
VeriFone Systems, Inc.(a)	1,450	26,347

	Shares	Value (Note 2)
Technology Hardware & Equipment (continued)
Western Digital Corp.	7,562	$602,918
		2,093,983

TOTAL INFORMATION TECHNOLOGY		7,189,868

Materials (3.97%)
Materials (3.97%)
Ball Corp.	3,460	263,860
Boise Cascade Co.(a)	7,980	197,904
Cabot Corp.	2,836	157,029
Celanese Corp., Series A	2,817	237,755
CRH PLC, Sponsored ADR	1,031	35,590
Crown Holdings, Inc.(a)	4,425	239,702
The Dow Chemical Co.	12,261	731,123
Freeport-McMoRan, Inc.(a)	9,796	163,103
International Paper Co.	7,780	440,348
Martin Marietta Materials, Inc.	586	134,546
Monsanto Co.	1,470	159,216
Owens-Illinois, Inc.(a)	5,150	97,335
PPG Industries, Inc.	3,023	302,330
Reliance Steel & Aluminum Co.	1,610	128,237
Steel Dynamics, Inc.	6,985	236,163
Vulcan Materials Co.	1,938	248,704
Westlake Chemical Corp.	1,675	103,699

TOTAL MATERIALS		3,876,644

Real Estate (4.21%)
Real Estate (4.21%)
Alexandria Real Estate Equities, Inc.	3,920	434,414
American Tower Corp.	4,605	476,618
Apartment Investment & Management Co., Class A	13,136	578,904
Douglas Emmett, Inc.	22,217	840,691
Duke Realty Corp.	14,901	362,541
Equity One, Inc.	13,441	419,225
Forest City Realty Trust, Inc., Class A	10,563	239,146
Outfront Media, Inc.	11,795	323,537
Sun Communities, Inc.	5,450	429,242

TOTAL REAL ESTATE		4,104,318

Utilities (7.66%)
Utilities (7.66%)
Avangrid, Inc.	18,990	736,812
Dominion Resources, Inc.	8,695	663,255
Edison International	7,650	557,532
Exelon Corp.	15,040	539,635
NextEra Energy, Inc.	12,422	1,536,850
PG&E Corp.	15,012	929,093
Pinnacle West Capital Corp.	6,045	469,273
Sempra Energy	7,770	795,570

	Shares	Value (Note 2)
Utilities (continued)
UGI Corp.	26,845	$1,244,803

TOTAL UTILITIES		7,472,823

TOTAL COMMON STOCKS (Cost $84,209,360)		94,491,276

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.85%)
Short-Term Cash Equivalents (3.85%)
State Street Institutional Treasury Plus Money Market Fund	0.424%	3,753,120	3,753,120

TOTAL SHORT TERM INVESTMENTS (Cost $3,753,120)			3,753,120

TOTAL INVESTMENTS (100.73%) (Cost $87,962,480)			$98,244,396

Liabilities In Excess Of Other Assets (-0.73%)			(710,039	)(b)

NET ASSETS (100.00%)			$97,534,357

(a)	Non-Income Producing Security.
(b)	Includes cash which is being held as collateral for futures contracts in the amount of $151,577.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
E-Mini S&P® 500 Future	Long	25	03/17/17	$2,843,125	$5,203
				$2,843,125	$5,203

Clough China Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (89.90%)
Consumer Discretionary (7.64%)
Auto Components (1.08%)
Fuyao Glass Industry Group Co., Ltd., Class H(a)	185,600	$548,580

Automobiles (2.46%)
Byd Co., Ltd., Class H	138,500	766,164
Dongfeng Motor Group Co., Ltd., Class H	458,000	485,544
		1,251,708

Diversified Consumer Services (0.90%)
TAL Education Group, ADR(b)	2,400	194,376
Tarena International, Inc., ADR	17,900	264,741
		459,117

Hotels Restaurants & Leisure (1.65%)
Sands China, Ltd.	190,800	839,514

Household Durables (0.57%)
Man Wah Holdings, Ltd.	448,224	286,674

Textiles, Apparel & Luxury Goods (0.98%)
Anta Sports Products, Ltd.	157,000	499,708

TOTAL CONSUMER DISCRETIONARY		3,885,301

Energy (7.99%)
Oil, Gas & Consumable Fuels (7.99%)
China Petroleum & Chemical Corp., Class H	2,178,120	1,720,556
CNOOC, Ltd.	1,086,000	1,356,147
PetroChina Co., Ltd., Class H	1,238,000	983,506
		4,060,209

TOTAL ENERGY		4,060,209

Financials (24.78%)
Banks (16.58%)
Agricultural Bank of China, Ltd., Class H	948,000	396,001
Bank of China, Ltd., Class H	4,258,437	1,928,717
China Construction Bank Corp., Class H	4,239,080	3,142,807
Chongqing Rural Commercial Bank, Class H	947,000	576,658
Industrial & Commercial Bank of China, Ltd., Class H	3,900,967	2,384,993
		8,429,176

Capital Markets (2.51%)
CITIC Securities Co., Ltd., Class H	149,000	303,205
	Shares	Value (Note 2)
Capital Markets (continued)
Haitong Securities Co., Ltd., Class H	253,600	$454,993
Hong Kong Exchanges and Clearing, Ltd.	21,400	517,599
		1,275,797

Insurance (5.69%)
China Life Insurance Co., Ltd., Class H	337,000	928,296
Ping An Insurance Group Co. of China, Ltd., Class H	383,500	1,967,270
		2,895,566

TOTAL FINANCIALS		12,600,539

Health Care (1.14%)
Health Care Providers & Services (1.14%)
Sinopharm Group Co., Ltd., Class H	126,800	579,465

TOTAL HEALTH CARE		579,465

Industrials (7.85%)
Airlines (1.03%)
Air China, Ltd., Class H	730,000	522,336

Construction & Engineering (3.93%)
China Communications Construction Co., Ltd., Class H	381,000	458,567
China Railway Construction Corp., Ltd., Class H	673,500	934,484
China Railway Group, Ltd., Class H	689,000	603,091
		1,996,142

Electrical Equipment (2.22%)
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	677,400	1,130,729

Transportation Infrastructure (0.67%)
Jiangsu Expressway Co., Ltd., Class H	274,000	343,160

TOTAL INDUSTRIALS		3,992,367

Information Technology (25.62%)
Internet Software & Services (25.62%)
Alibaba Group Holding, Ltd., Sponsored ADR(b)	42,200	4,275,282
NetEase, Inc., ADR	4,100	1,040,990
Tencent Holdings, Ltd.	295,000	7,712,888
		13,029,160

TOTAL INFORMATION TECHNOLOGY		13,029,160

Materials (5.56%)
Construction Materials (3.36%)
Anhui Conch Cement Co., Ltd., Class H	305,500	983,089

	Shares	Value (Note 2)
Construction Materials (continued)
China Resources Cement Holdings, Ltd.	1,568,000	$726,313
		1,709,402

Metals & Mining (2.20%)
Angang Steel Co., Ltd., Class H(b)	226,000	173,023
Maanshan Iron & Steel Co., Ltd., Class H(b)	472,000	172,970
Zijin Mining Group Co., Ltd., Class H	2,252,000	770,550
		1,116,543

TOTAL MATERIALS		2,825,945

Telecommunication Services (9.32%)
Diversified Telecommunication (1.40%)
China Telecom Corp., Ltd., Class H	652,000	307,835
China Unicom Hong Kong, Ltd.	342,000	403,670
		711,505

Wireless Telecommunication Services (7.92%)
China Mobile, Ltd.	358,000	4,028,440

TOTAL TELECOMMUNICATION SERVICES		4,739,945

TOTAL COMMON STOCKS (Cost $33,979,449)		45,712,931

PARTICIPATION NOTES (3.97%)
Consumer Discretionary (2.99%)
Auto Components (1.11%)
Weifu High‐Technology Group Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/05/18(a)(b)	159,600	563,635

Automobiles (0.67%)
SAIC Motor Corp., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/23/18(a)	92,200	339,952

Household Durables (1.21%)
Gree Electric Appliances, Inc., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/16/18(a)(b)	92,600	347,082
		Shares	Value (Note 2)
Household Durables (continued)
Hangzhou Robam Appliances Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 03/01/18(a)(b)		47,500	$269,337
			616,419

TOTAL CONSUMER DISCRETIONARY			1,520,006

Consumer Staples (0.98%)
Beverages (0.98%)
Kweichow Moutai Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/17(a)		9,900	495,748

TOTAL CONSUMER STAPLES			495,748

TOTAL PARTICIPATION NOTES (Cost $1,862,552)			2,015,754

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.68%)
Money Market Fund (2.68%)
BR Liquidity T‐Fund	0.378%	1,363,268	1,363,268

TOTAL SHORT TERM INVESTMENTS (Cost $1,363,268)			1,363,268

TOTAL INVESTMENTS (96.55%) (Cost $37,205,269)			$49,091,953

Other Assets In Excess Of Liabilities (3.45%)			1,755,806

NET ASSETS (100.00%)			$50,847,759

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, the aggregate market value of those securities was $2,564,334, representing 5.05% of net assets.

(b)	Non‐Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Conservative Income Builder Fund STATEMENT OF INVESTMENTS January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (89.30%)
Debt (60.98%)
First Trust Senior Loan ETF	7,040	$341,370
Guggenheim BulletShares® 2021 Corporate Bond ETF	12,362	260,838
iShares® Barclays 1-3 Year Credit Bond ETF	4,482	471,238
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	5,491	553,767
PIMCO Investment Grade Corporate Bond Index ETF	16,273	1,674,492
RiverFront Strategic Income Fund(a)	34,759	876,274
SPDR® Blackstone / GSO Senior Loan ETF	7,191	341,644
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	19,706	550,980
Vanguard® Intermediate-Term Corporate Bond ETF	20,115	1,730,091
Vanguard® Short-Term Corporate Bond ETF	20,125	1,602,353
		8,403,047

Equity (28.32%)
Consumer Discretionary Select Sector SPDR® Fund	666	56,497
FlexShares® Quality Dividend Index Fund	6,473	256,266
Global X MSCI Norway ETF	7,646	89,229
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	4,202	189,384
iShares® Core S&P 500® ETF	1,822	417,110
iShares® Core S&P® SmallCap ETF	4,521	309,056
iShares® Currency Hedged MSCI Japan ETF	3,553	98,880
iShares® Dow Jones US Financial Services Index Fund	1,335	142,858
iShares® International Select Dividend ETF	4,383	134,076
iShares® MSCI Australia ETF	6,531	138,718
iShares® Nasdaq Biotechnology ETF	291	80,918
iShares® U.S. Consumer Goods ETF	1,667	189,688
PowerShares® Aerospace & Defense Portfolio	2,595	108,679
PowerShares® KBW Regional Banking Portfolio	1,670	92,301
Powershares® QQQ Trust Series 1	1,440	179,381
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	5,251	148,498
SPDR® Morgan Stanley Technology ETF	4,544	292,316
SPDR® S&P® Capital Markets ETF	1,689	77,601

	Shares	Value (Note 2)
Equity (continued)
Vanguard® Telecommunication Services ETF	1,043	$104,853
WisdomTree® Europe Hedged Equity Fund	1,912	109,806
WisdomTree® International Hedged Quality Dividend Growth Fund	10,355	276,789
WisdomTree® LargeCap Dividend Fund	5,093	408,764
		3,901,668

TOTAL EXCHANGE TRADED FUNDS (Cost $11,778,095)		12,304,715

EXCHANGE TRADED NOTES (1.90%)
Equity (1.90%)
ETRACS Alerian MLP Infrastructure Index ETN	8,942	262,001

TOTAL EXCHANGE TRADED NOTES (Cost $189,401)		262,001

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.95%)
Money Market Fund (8.95%)
State Street Institutional Treasury Plus Money Market Fund	0.424%	1,232,535	1,232,535

TOTAL SHORT TERM INVESTMENTS (Cost $1,232,535)			1,232,535

TOTAL INVESTMENTS (100.15%) (Cost $13,200,031)			$13,799,251

Liabilities In Excess Of Other Assets (-0.15%)			(20,915)

NET ASSETS (100.00%)			$13,778,336

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments

RiverFront Dynamic Equity Income Fund STATEMENT OF INVESTMENTS January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.64%)
Communications (0.62%)
Telecommunications (0.62%)
AT&T, Inc.	11,693	$492,977

TOTAL COMMUNICATIONS		492,977

Consumer, Non-Cyclical (0.48%)
Beverages (0.48%)
PepsiCo, Inc.	3,618	375,476

TOTAL CONSUMER, NON-CYCLICAL		375,476

Technology (0.54%)
Software (0.54%)
Paychex, Inc.	7,041	424,502

TOTAL TECHNOLOGY		424,502

TOTAL COMMON STOCKS (Cost $1,143,992)		1,292,955

EXCHANGE TRADED FUNDS (86.13%)
Debt (15.70%)
First Trust Senior Loan ETF	48,152	2,334,891
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	23,437	2,363,621
RiverFront Strategic Income Fund(a)	120,100	3,027,721
SPDR® Blackstone / GSO Senior Loan ETF	49,183	2,336,684
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	83,876	2,345,173
		12,408,090

Equity (70.43%)
Consumer Discretionary Select Sector SPDR® Fund	5,611	475,981
Consumer Staples Select Sector SPDR® Fund	22,414	1,178,752
First Trust Utilities AlphaDEX® Fund	29,566	805,082
FlexShares® Quality Dividend Index Fund	56,668	2,243,486
Global X MSCI Norway ETF	70,991	828,465
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	56,128	2,529,689
iShares® Core MSCI Emerging Markets ETF	70,611	3,194,442
iShares® Core S&P 500® ETF	10,376	2,375,378
iShares® Currency Hedged MSCI Japan ETF	47,551	1,323,344

	Shares	Value (Note 2)
Equity (continued)
iShares® Dow Jones US Financial Services Index Fund	8,588	$919,002
iShares® International Select Dividend ETF	36,701	1,122,684
iShares® MSCI Australia ETF	72,642	1,542,916
iShares® MSCI EAFE Growth ETF	117,253	7,742,216
iShares® MSCI EAFE Value ETF	93,694	4,553,528
iShares® Nasdaq Biotechnology ETF	3,165	880,092
iShares® U.S. Healthcare Providers ETF	9,421	1,220,773
PowerShares® Aerospace & Defense Portfolio	21,099	883,626
PowerShares® KBW Regional Banking Portfolio	32,470	1,794,617
Powershares® QQQ Trust Series 1	15,769	1,964,344
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	56,467	1,596,887
PowerShares® S&P 500® High Dividend Portfolio	39,873	1,584,154
SPDR® Morgan Stanley Technology ETF	70,459	4,532,627
SPDR® S&P® Capital Markets ETF	24,545	1,127,720
Vanguard® Information Technology ETF	3,520	446,125
WisdomTree® Europe Hedged Equity Fund	57,448	3,299,239
WisdomTree® International Hedged Quality Dividend Growth Fund	86,882	2,322,356
WisdomTree® Japan SmallCap Dividend Fund	37,880	2,440,987
WisdomTree® LargeCap Dividend Fund	9,249	742,325
		55,670,837

TOTAL EXCHANGE TRADED FUNDS (Cost $61,789,909)		68,078,927

EXCHANGE TRADED NOTES (3.62%)
Equity (3.62%)
ETRACS Alerian MLP Infrastructure Index ETN	97,733	2,863,577

TOTAL EXCHANGE TRADED NOTES (Cost $2,069,985)		2,863,577

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.72%)
Money Market Fund (8.72%)
State Street Institutional Treasury Plus Money Market Fund	0.424%	6,894,744	$6,894,744

TOTAL SHORT TERM INVESTMENTS (Cost $6,894,744)			6,894,744

TOTAL INVESTMENTS (100.11%) (Cost $71,898,630)			$79,130,203

Liabilities In Excess Of Other Assets (-0.11%)			(88,927)

NET ASSETS (100.00%)			$79,041,276

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications  refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.69%)
Communications (0.64%)
Telecommunications (0.64%)
AT&T, Inc.	5,265	$221,972

TOTAL COMMUNICATIONS		221,972

Consumer, Non‐Cyclical (0.49%)
Beverages (0.49%)
PepsiCo, Inc.	1,644	170,614

TOTAL CONSUMER, NON‐CYCLICAL		170,614

Technology (0.56%)
Software (0.56%)
Paychex, Inc.	3,237	195,159

TOTAL TECHNOLOGY		195,159

TOTAL COMMON STOCKS (Cost $521,910)		587,745

EXCHANGE TRADED FUNDS (91.15%)
Debt (9.43%)
First Trust Senior Loan ETF	10,678	517,776
PIMCO 0‐5 Year High Yield Corporate Bond Index ETF	7,809	787,538
RiverFront Strategic Income Fund(a)	26,828	676,334
SPDR® Blackstone / GSO Senior Loan ETF	10,940	519,759
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	28,154	787,186
		3,288,593

Equity (81.72%)
Consumer Discretionary Select Sector SPDR® Fund	2,877	244,056
Financial Select Sector SPDR® Fund	32,661	761,328
First Trust Utilities AlphaDEX® Fund	20,103	547,405
FlexShares® Quality Dividend Index Fund	32,531	1,287,902
Global X MSCI Norway ETF	31,698	369,916
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	27,700	1,248,439
iShares® Core MSCI Emerging Markets ETF	39,233	1,774,901
iShares® Core S&P 500® ETF	5,543	1,268,959
iShares® Core S&P® SmallCap ETF	9,374	640,807
iShares® Currency Hedged MSCI Japan ETF	21,121	587,797

	Shares	Value (Note 2)
Equity (continued)
iShares® Dow Jones US Financial Services Index Fund	3,334	$356,771
iShares® International Select Dividend ETF	16,388	501,309
iShares® MSCI Australia ETF	40,521	860,666
iShares® MSCI EAFE ETF	7,018	418,483
iShares® MSCI EAFE Growth ETF	66,103	4,364,781
iShares® MSCI EAFE Value ETF	57,083	2,774,234
iShares® MSCI Switzerland Capped ETF	10,329	317,410
iShares® Nasdaq Biotechnology ETF	1,430	397,640
iShares® U.S. Consumer Goods ETF	6,173	702,426
iShares® U.S. Healthcare Providers ETF	4,077	528,298
PowerShares® Aerospace & Defense Portfolio	8,497	355,854
PowerShares® KBW Regional Banking Portfolio	5,395	298,182
Powershares® QQQ Trust Series 1	5,928	738,451
PowerShares® S&P 500® Ex‐Rate Sensitive Low Volatility Portfolio	25,929	733,272
Real Estate Select Sector SPDR® Fund	4,549	139,700
SPDR® Morgan Stanley Technology ETF	35,575	2,288,540
SPDR® S&P® Capital Markets ETF	5,362	246,357
WisdomTree® Europe Hedged Equity Fund	24,271	1,393,884
WisdomTree® International Hedged Quality Dividend Growth Fund	32,185	860,305
WisdomTree® Japan SmallCap Dividend Fund	13,785	888,305
WisdomTree® LargeCap Dividend Fund	7,421	595,609
		28,491,987
TOTAL EXCHANGE TRADED FUNDS (Cost $28,967,549)		31,780,580

EXCHANGE TRADED NOTES (3.67%)
Equity (3.67%)
ETRACS Alerian MLP Infrastructure Index ETN	43,732	1,281,348

TOTAL EXCHANGE TRADED NOTES (Cost $926,244)		1,281,348

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.73%)
Money Market Fund (3.73%)
State Street Institutional Treasury Plus Money Market Fund	0.424%	1,301,078	$1,301,078

TOTAL SHORT TERM INVESTMENTS (Cost $1,301,078)			1,301,078

TOTAL INVESTMENTS (100.24%) (Cost $31,716,781)			$34,950,751

Liabilities In Excess Of Other Assets (‐0.24%)			(84,394)

NET ASSETS (100.00%)			$34,866,357

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications  refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Growth Fund
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.66%)
Communications (0.62%)
Telecommunications (0.62%)
AT&T, Inc.	8,451	$356,294

TOTAL COMMUNICATIONS		356,294

Consumer, Non-Cyclical (0.49%)
Beverages (0.49%)
PepsiCo, Inc.	2,698	279,999

TOTAL CONSUMER, NON-CYCLICAL		279,999

Technology (0.55%)
Software (0.55%)
Paychex, Inc.	5,196	313,267

TOTAL TECHNOLOGY		313,267

TOTAL COMMON STOCKS (Cost $843,834)		949,560

EXCHANGE TRADED FUNDS (89.74%)
Equity (89.74%)
Consumer Discretionary Select Sector SPDR® Fund	5,387	456,979
Consumer Staples Select Sector SPDR® Fund	7,917	416,355
Financial Select Sector SPDR® Fund	41,478	966,852
First Trust Utilities AlphaDEX® Fund	32,197	876,724
FlexShares® Quality Dividend Index Fund	45,921	1,818,012
Global X MSCI Norway ETF	50,795	592,778
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	55,342	2,494,264
iShares® Core MSCI Emerging Markets ETF	76,050	3,440,502
iShares® Core S&P 500® ETF	20,623	4,721,223
iShares® Currency Hedged MSCI Japan ETF	58,554	1,629,558
iShares® Dow Jones US Financial Services Index Fund	7,524	805,143
iShares® International Select Dividend ETF	26,240	802,682
iShares® MSCI Australia ETF	78,101	1,658,865
iShares® MSCI EAFE Growth ETF	113,653	7,504,508
iShares® MSCI EAFE Value ETF	101,643	4,939,850
iShares® Nasdaq Biotechnology ETF	2,892	804,178
	Shares	Value (Note 2)
Equity (continued)
iShares® U.S. Healthcare Providers ETF	7,894	$1,022,904
PowerShares® Aerospace & Defense Portfolio	18,281	765,608
PowerShares® KBW Regional Banking Portfolio	13,337	737,136
Powershares® QQQ Trust Series 1	7,305	909,984
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	42,078	1,189,966
Real Estate Select Sector SPDR® Fund	5,628	172,836
SPDR® Morgan Stanley Technology ETF	57,103	3,673,436
SPDR® S&P® Capital Markets ETF	13,478	619,247
Vanguard® Information Technology ETF	4,236	536,871
WisdomTree® Europe Hedged Equity Fund	48,418	2,780,646
WisdomTree® International Hedged Quality Dividend Growth Fund	52,142	1,393,756
WisdomTree® Japan SmallCap Dividend Fund	21,955	1,414,780
WisdomTree® LargeCap Value Fund	33,671	2,300,908
		51,446,551

TOTAL EXCHANGE TRADED FUNDS (Cost $46,821,017)		51,446,551

EXCHANGE TRADED NOTES (4.18%)
Equity (4.18%)
ETRACS Alerian MLP Infrastructure Index ETN	81,798	2,396,681

TOTAL EXCHANGE TRADED NOTES (Cost $1,732,482)		2,396,681

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.64%)
Money Market Fund (4.64%)
State Street Institutional Treasury Plus Money Market Fund	0.424%	2,661,896	2,661,896

TOTAL SHORT TERM INVESTMENTS (Cost $2,661,896)			2,661,896

	7-Day (continued) Yield (continued)	Shares(continued)	Value (Note 2)
TOTAL INVESTMENTS (100.22%) (Cost $52,059,229)			$57,454,688

Liabilities In Excess Of Other Assets (-0.22%)			(125,915)

NET ASSETS (100.00%)			$57,328,773

For Fund compliance purposes, the Fund's industry classifications  refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund STATEMENT OF INVESTMENTS January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.69%)
Communications (0.65%)
Telecommunications (0.65%)
AT&T, Inc.	19,154	$807,533

TOTAL COMMUNICATIONS		807,533

Consumer, Non-Cyclical (0.49%)
Beverages (0.49%)
PepsiCo, Inc.	5,862	608,358

TOTAL CONSUMER, NON-CYCLICAL		608,358

Technology (0.55%)
Software (0.55%)
Paychex, Inc.	11,378	685,979

TOTAL TECHNOLOGY		685,979

TOTAL COMMON STOCKS (Cost $1,864,888)		2,101,870

EXCHANGE TRADED FUNDS (90.01%)
Debt (42.17%)
First Trust Senior Loan ETF	51,542	2,499,272
iShares® Barclays 1-3 Year Credit Bond ETF	23,237	2,443,138
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	49,660	5,008,211
PIMCO Investment Grade Corporate Bond Index ETF	56,884	5,853,364
RiverFront Strategic Income Fund(a)	317,209	7,996,839
SPDR® Blackstone / GSO Senior Loan ETF	52,656	2,501,687
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	177,815	4,971,707
Vanguard® Intermediate-Term Corporate Bond ETF	127,603	10,975,134
Vanguard® Short-Term Corporate Bond ETF	128,491	10,230,453
		52,479,805

Equity (47.84%)
Consumer Discretionary Select Sector SPDR® Fund	13,481	1,143,593
Consumer Staples Select Sector SPDR® Fund	29,507	1,551,773
First Trust Utilities AlphaDEX® Fund	47,675	1,298,190
FlexShares® Quality Dividend Index Fund	195,577	7,742,893
Global X MSCI Norway ETF	69,010	805,347

	Shares	Value (Note 2)
Equity (continued)
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	103,564	$4,667,629
iShares® Core S&P 500® ETF	17,733	4,059,616
iShares® Core S&P® SmallCap ETF	30,801	2,105,556
iShares® Currency Hedged MSCI Japan ETF	43,489	1,210,299
iShares® Dow Jones US Financial Services Index Fund	12,052	1,289,684
iShares® International Select Dividend ETF	39,587	1,210,966
iShares® MSCI Australia ETF	58,780	1,248,487
iShares® MSCI EAFE Growth ETF	32,918	2,173,576
iShares® MSCI EAFE Value ETF	94,651	4,600,039
iShares® Nasdaq Biotechnology ETF	4,256	1,183,466
iShares® U.S. Healthcare Providers ETF	12,189	1,579,451
PowerShares® Aerospace & Defense Portfolio	27,604	1,156,056
PowerShares® KBW Regional Banking Portfolio	31,962	1,766,540
Powershares® QQQ Trust Series 1	28,406	3,538,535
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	82,753	2,340,255
SPDR® Morgan Stanley Technology ETF	88,466	5,691,018
SPDR® S&P® Capital Markets ETF	22,435	1,030,776
WisdomTree® Europe Hedged Equity Fund	24,418	1,402,326
WisdomTree® International Hedged Quality Dividend Growth Fund	46,795	1,250,830
WisdomTree® LargeCap Dividend Fund	43,476	3,489,384
		59,536,285

TOTAL EXCHANGE TRADED FUNDS (Cost $104,000,862)		112,016,090

EXCHANGE TRADED NOTES (3.13%)
Equity (3.13%)
ETRACS Alerian MLP Infrastructure Index ETN	133,083	3,899,332

TOTAL EXCHANGE TRADED NOTES (Cost $2,818,698)		3,899,332

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.84%)
Money Market Fund (5.84%)
State Street Institutional Treasury Plus Money Market Fund	0.424%	7,265,204	$7,265,204

TOTAL SHORT TERM INVESTMENTS (Cost $7,265,204)			7,265,204

TOTAL INVESTMENTS (100.67%) (Cost $115,949,652)			$125,282,496

Liabilities In Excess Of Other Assets (-0.67%)			(837,238)

NET ASSETS (100.00%)			$124,445,258

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications  refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the following 13 funds: ALPS | Alerian MLP Infrastructure Index Fund, ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Value Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | Sterling ETF Tactical Rotation Fund, ALPS| WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

ALPS | Alerian MLP Infrastructure Index Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Metis Global Micro Cap Value Fund seeks long-term growth of capital. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | Sterling ETF Tactical Rotation Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the Sterling Tactical Rotation Index. ALPS | WMC Research Value Fund seeks long-term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time. The RiverFront Dynamic Equity Income Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general while providing a growing stream of income over the years and (2) growth of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity‐related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding‐up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2017, net assets of the CoreCommodity Fund were $550,641,788, of which $104,579,762 or 18.99%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund
ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Kotak Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities may be subject to taxation in India. India’s Finance Act had introduced legislation on General Anti-Avoidance Rules (“GAAR”) which contains treaty override provisions. The GAAR, which is now expected to come into effect from April 1, 2017, may be used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

Corporate bonds, convertible corporate bonds, and U.S. Treasury bonds, are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally uses market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information on comparable securities, and other relevant security specific information.

Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Open end funds and money market mutual funds are valued at their net asset value.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2017:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Alerian MLP Infrastructure Index Fund
Master Limited Partnerships(a)	$44,561,872	$–	$–	$44,561,872
Short‐Term Investments	762,892	–	–	762,892
Total	$45,324,764	$–	$–	$45,324,764

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$154,564,645	$–	$–	$154,564,645
Master Limited Partnerships(a)	1,182,449	–	–	1,182,449
Warrants	–	–	0	0
Government Bonds	–	334,131,363	–	334,131,363
Short Term Investments	56,583,961	–	–	56,583,961
TOTAL	$212,331,055	$334,131,363	$0	$546,462,418
Other Financial Instruments
Assets
Futures Contracts	$1,090,497	$–	$–	$1,090,497
Total Return Swap Contracts	–	0	–	0
Liabilities
Futures Contracts	(931,734)	–	–	(931,734)
Total Return Swap Contracts	–	(610)	–	(610)
Total	$158,763	$(610)	$–	$158,153

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$277,372	$1,857,498	$–	$2,134,870
Consumer Staples	–	1,634,469	–	1,634,469
Energy	–	584,357	–	584,357
Financials	–	5,216,515	–	5,216,515
Health Care	–	1,176,321	–	1,176,321
Industrials	–	2,145,967	–	2,145,967
Information Technology	87,169	1,835,417	–	1,922,586
Materials	254,486	2,460,191	–	2,714,677
Short Term Investments	484,757	–	–	484,757
Total	$1,103,784	$16,910,735	$–	$18,014,519

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Metis Global Micro Cap Value Fund
Common Stocks
Australia	$257,661	$711,117	$–	$968,778
Brazil	144,787	320,980	–	465,767
Canada	839,305	–	–	839,305
Chile	49,896	–	–	49,896
China	–	185,200	–	185,200
France	85,759	220,069	–	305,828
Germany	72,933	92,606	–	165,539
Great Britain	889,676	53,681	–	943,357
Greece	97,759	–	–	97,759
Hong Kong	61,720	425,190	–	486,910
India	–	421,204	–	421,204
Indonesia	–	232,245	–	232,245
Ireland	81,442	–	–	81,442
Israel	267,177	–	–	267,177
Japan	–	6,072,473	–	6,072,473
Luxembourg	88,530	–	–	88,530
Malaysia	228,118	93,284	–	321,402
Netherlands	–	63,746	–	63,746
New Zealand	73,529	72,733	–	146,262
Norway	–	237,768	–	237,768
Pakistan	190,307	–	–	190,307
Poland	80,994	–	–	80,994
Singapore	151,933	56,200	–	208,133
South Africa	–	47,389	–	47,389
South Korea	172,978	1,781,697	–	1,954,675
Sweden	–	172,490	–	172,490
Taiwan	666,423	638,085	–	1,304,508
Thailand	223,766	242,356	–	466,122
Turkey	–	67,656	–	67,656
United States	5,534,945	–	–	5,534,945
Preferred Stocks(a)	–	315,546	–	315,546
Short Term Investments	4,389,293	–	–	4,389,293
Total	$14,648,931	$12,523,715	$–	$27,172,646

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed‐End Funds	$17,117,956	$–	$–	$17,117,956
Common Stocks(a)	202,379,103	–	–	202,379,103
Short Term Investments	1,180,793	–	–	1,180,793
Total	$220,677,852	$–	$–	$220,677,852

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Sterling ETF Tactical Rotation Fund
Exchange Traded Funds	$11,411,457	$–	$–	$11,411,457
Total	$11,411,457	$–	$–	$11,411,457

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks(a)	$94,491,276	$–	$–	$94,491,276
Short Term Investments	3,753,120	–	–	3,753,120
Total	$98,244,396	$–	$–	$98,244,396
Other Financial Instruments
Futures Contracts	$5,203	$–	$–	$5,203
Total	$5,203	$–	$–	$5,203

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Consumer Discretionary	$459,117	$3,426,184	$–	$3,885,301
Energy	–	4,060,209	–	4,060,209
Financials	–	12,600,539	–	12,600,539
Health Care	–	579,465	–	579,465
Industrials	–	3,992,367	–	3,992,367
Information Technology	5,316,272	7,712,888	–	13,029,160
Materials	–	2,825,945	–	2,825,945
Telecommunication Services	–	4,739,945	–	4,739,945
Participation Notes(a)	–	2,015,754	–	2,015,754
Short Term Investments	1,363,268	–	–	1,363,268
Total	$7,138,657	$41,953,296	$–	$49,091,953

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Conservative Income Builder Fund
Exchange Traded Funds(a)	$12,304,715	$–	$–	$12,304,715
Exchange Traded Notes(a)	262,001	–	–	262,001
Short Term Investments	1,232,535	–	–	1,232,535
Total	$13,799,251	$–	$–	$13,799,251

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Dynamic Equity Income Fund
Common Stocks(a)	$1,292,955	$–	$–	$1,292,955
Exchange Traded Funds(a)	68,078,927	–	–	68,078,927
Exchange Traded Notes(a)	2,863,577	–	–	2,863,577
Short Term Investments	6,894,744	–	–	6,894,744
Total	$79,130,203	$–	$–	$79,130,203

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Allocation Fund
Common Stocks(a)	$587,745	$–	$–	$587,745
Exchange Traded Funds(a)	31,780,580	–	–	31,780,580
Exchange Traded Notes(a)	1,281,348	–	–	1,281,348
Short Term Investments	1,301,078	–	–	1,301,078
Total	$34,950,751	$–	$–	$34,950,751

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Growth Fund
Common Stocks(a)	$949,560	$–	$–	$949,560
Exchange Traded Funds(a)	51,446,551	–	–	51,446,551
Exchange Traded Notes(a)	2,396,681	–	–	2,396,681
Short Term Investments	2,661,896	–	–	2,661,896
Total	$57,454,688	$–	$–	$57,454,688

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Moderate Growth & Income Fund
Common Stocks(a)	$2,101,870	$–	$–	$2,101,870
Exchange Traded Funds(a)	112,016,090	–	–	112,016,090
Exchange Traded Notes(a)	3,899,332	–	–	3,899,332
Short Term Investments	7,265,204	–	–	7,265,204
Total	$125,282,496	$–	$–	$125,282,496

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended January 31, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities, except the ALPS | Kotak India Growth Fund. The ALPS | Kotak India Growth Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table below represents the value of the securities as of January 31, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at October 31, 2016.

The ALPS | Kotak India Growth Fund had the following transfers between Levels 1 and 2 at January 31, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$341,655	$(466,150)	$466,150	$(341,655)
Total	$341,655	$(466,150)	$466,150	$(341,655)

The ALPS | Metis Global Micro Cap Value Fund had the following transfers between Levels 1 and 2 at January 31, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$1,113,329	$(715,079)	$715,079	$(1,113,329)
Preferred Stock	‐	(315,546)	315,546	‐
Total	$1,113,329	$(1,030,625)	$1,030,625	$(1,113,329)

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Distributions to Shareholders: Each Fund, except the ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pays dividends and distributes capital gains, if any, on an annual basis. The ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short‐term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Distributions received from the ALPS | Alerian MLP Infrastructure Index Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts — to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set‐off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set‐off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2017, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Alerian MLP Infrastructure Index Fund	$6,366,754	$(532,993)	$5,833,761	$39,491,003
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	22,902,421	(11,852,573)	11,049,848	535,412,570
ALPS | Kotak India Growth Fund	2,445,979	(1,249,870)	1,196,109	16,818,410
ALPS | Metis Global Micro Cap Value Fund	3,371,290	(907,457)	2,463,833	24,708,813
ALPS | Red Rocks Listed Private Equity Fund	20,173,474	(3,731,362)	16,442,112	204,235,740
ALPS | Sterling ETF Tactical Rotation Fund	58,636	(60,170)	(1,534)	11,412,991
ALPS | WMC Research Value Fund	13,346,101	(3,199,190)	10,146,911	88,097,485
Clough China Fund	11,022,100	(290,008)	10,732,092	38,359,861
RiverFront Conservative Income Builder Fund	602,987	(22,664)	580,323	13,218,928
RiverFront Dynamic Equity Income Fund	6,782,699	(76,392)	6,706,307	72,423,896
RiverFront Global Allocation Fund	3,148,608	(39,181)	3,109,427	31,841,324
RiverFront Global Growth Fund	5,377,095	(84,024)	5,293,071	52,161,617
RiverFront Moderate Growth & Income Fund	9,136,513	(189,642)	8,946,871	116,335,625

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund and ALPS | Kotak India Growth Fund are permitted to enter in various types of derivatives contracts. The other funds including ALPS | Alerian MLP Infrastructure Index Fund, ALPS | Metis Global Micro Cap Value Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | Sterling ETF Tactical Rotation Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund may invest in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2017 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non‐hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non‐hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds had no transactions in written covered call/put options during the period ended January 31, 2017:

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the period ended January 31, 2017, the RiverFront Funds listed below held shares of the RiverFront Strategic Income Fund, which is considered an affiliate to the Funds.

RiverFront Conservative Income Builder Fund

Security Name	Share Balance November 1, 2016	Purchases	Sales	Share Balance January 31, 2017	Dividend Income	Realized Loss	Market Value January 31, 2017
RiverFront Strategic Income Fund	38,857	0	4,098	34,759	$10,139	$1	$876,274

RiverFront Dynamic Equity Income Fund

Security Name	Share Balance November 1, 2016	Purchases	Sales	Share Balance January 31, 2017	Dividend Income	Realized Loss	Market Value January 31, 2017
RiverFront Strategic Income Fund	129,408	0	9,308	120,100	$34,606	$3,468	$3,027,721

RiverFront Global Allocation Fund

Security Name	Share Balance November 1, 2016	Purchases	Sales	Share Balance January 31, 2017	Dividend Income	Realized Gain	Market Value January 31, 2017
RiverFront Strategic Income Fund	28,560	0	1,732	26,828	$7,665	$1,350	$676,334

RiverFront Moderate Growth & Income Fund

Security Name	Share Balance November 1, 2016	Purchases	Sales	Share Balance January 31, 2017	Dividend Income	Realized Loss	Market Value January 31, 2017
RiverFront Strategic Income Fund	336,873	0	19,664	317,209	$91,676	$1,807	$7,996,839

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke President (Principal Executive Officer)

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke President (Principal Executive Officer)

Date:	March 31, 2017

By:	/s/ Kimberly R. Storms
Kimberly R. Storms Treasurer (Principal Financial Officer)

Date:	March 31, 2017